3. SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Notes to Financial Statements
Office equipment	$ 11,614	$ 11,614
Accumulated depreciation	(11,614)	(11,614)
Net book value	$ 0	$ 0